22. OIL AND GAS RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
Oil And Gas Reserves Tables Abstract
Proved reserves
	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	9,179	11,604	5,818	7,990	14,997	19,594

Total at 12.31.2018	9,179	11,604	5,818	7,990	14,997	19,594